Income Taxes - Schedule of Reconciliations Between Statutory Irish Income Tax Rate and Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Irish [Member]
Real Estate Acquired Through Foreclosure Under Forward Purchase Agreements [Line Items]
Income tax at the Irish federal statutory rate	35.00%	35.00%	12.50%
Taxes on earnings subject to the US federal and state tax rates	5.50%	2.40%	(37.70%)
Taxes on earnings subject to rates different than the Irish statutory rate	(3.70%)	1.90%	13.50%
Intangible amortization			8.40%
Loss on currency hedge	10.10%		0.00%
Impact of acquisitions and reorganizations	(15.00%)		0.80%
Impairments			(13.20%)
Tax audit outcomes	(7.00%)	(1.40%)	(1.10%)
Non-deductible expenses	(8.60%)	(2.70%)	(3.50%)
R&D credits and U.S. manufacturing deduction	(4.50%)	(3.70%)	5.70%
Rate changes	2.80%	(1.20%)	(0.30%)
Valuation allowance	(1.60%)	1.40%	(0.60%)
Other	2.60%	(0.60%)	(2.20%)
Effective income tax rate	59.90%	43.20%	(17.70%)